Non-controlling interests - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Interests In Other Entities [Abstract]
Dividends paid to non-controlling interests	€ 0.2	€ 4.8	€ 3.9